Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $44,461,060)                                                   $ 43,748,825
  Cash                                                                  271,639
  Receivable for investments sold                                     1,168,065
  Receivable for premiums on written options                             14,713
  Interest receivable                                                   313,300
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                              797
  Tax reclaim receivable                                                  2,909
  Prepaid expenses                                                        3,994
                                                                   ------------
    Total assets                                                     45,524,242

Liabilities
  Distributions payable                                $  432,927
  Payable for delayed delivery transactions (Note 7)    2,762,430
  Options written, at value (Note 6) (premiums
    received, $138,245)                                   146,875
  Accrued accounting, custody and transfer agent fees       7,818
  Accrued trustees' fees and expenses (Note 2)              1,785
  Payable for premium on purchased options                 14,660
  Accrued expenses and other liabilities                    9,362
                                                       ----------
    Total liabilities                                                 3,375,857
                                                                   ------------
Net Assets                                                         $ 42,148,385
                                                                   ============
Net Assets consist of:
  Paid-in capital                                                  $ 44,263,980
  Accumulated net realized loss                                      (1,533,342)
  Undistributed net investment income                                   159,569
  Net unrealized depreciation                                          (741,822)
                                                                   ------------
Total Net Assets                                                   $ 42,148,385
                                                                   ============
Shares of beneficial interest outstanding                             2,148,284
                                                                   ============
Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)                        $      19.62
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Securitized Fund

                            Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest income                                                   $ 1,468,685
                                                                    -----------
    Total investment income                                           1,468,685

Expenses
  Investment advisory fee (Note 2)                     $    52,483
  Accounting, custody and transfer agent fees               45,717
  Legal and audit services                                  15,876
  Trustees' fees and expenses (Note 2)                       3,448
  Registration fees                                          2,963
  Insurance expense                                          2,926
  Miscellaneous                                              2,736
                                                       -----------
    Total expenses                                         126,149

Deduct:
  Waiver of investment advisory fee (Note 2)               (31,680)
                                                       -----------
    Net expenses                                                         94,469
                                                                    -----------
      Net investment income                                           1,374,216
                                                                    -----------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss)
    Investment security transactions                      (483,982)
    Financial futures contracts                            (79,927)
    Written options transactions                            53,436
                                                       -----------
      Net realized loss                                                (510,473)
  Change in unrealized appreciation (depreciation)
    Investment securities                               (1,094,362)
    Financial futures contracts                             (5,989)
    Written options                                        (39,868)
                                                       -----------
      Net change in unrealized depreciation                          (1,140,219)
                                                                    -----------
    Net realized and unrealized loss                                 (1,650,692)
                                                                    -----------
Net Decrease in Net Assets From Operations                          $  (276,476)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Securitized Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended     Year Ended
                                                           June 30, 1999     December 31,
                                                            (Unaudited)          1998
                                                         -----------------   -------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $ 1,374,216       $ 2,580,881
  Net realized gain (loss)                                     (510,473)          881,611
  Change in unrealized depreciation                          (1,140,219)         (534,892)
                                                            -----------       -----------
  Net increase (decrease) in net assets from investment
    operations                                                 (276,476)        2,927,600
                                                            -----------       -----------
Distributions to Shareholders (Note 1E)
  From net investment income                                 (1,070,236)       (2,580,881)
  In excess of net investment income                                 --           (32,653)
                                                            -----------       -----------
  Total distributions to shareholders                        (1,070,236)       (2,613,534)
                                                            -----------       -----------
Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                            3,240,276            80,000
  Value of shares issued to shareholders in payment of
    distributions declared                                      204,381           311,696
  Cost of shares redeemed                                          (277)         (779,817)
                                                            -----------       -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                              3,444,380          (388,121)
                                                            -----------       -----------
Total Increase (Decrease) in Net Assets                       2,097,668           (74,055)
Net Assets
  At beginning of period                                     40,050,717        40,124,772
                                                            -----------       -----------
  At end of period (including undistributed net
    investment income and distributions in excess of
    net investment income of $159,569 and $144,411,
    respectively)                                           $42,148,385       $40,050,717
                                                            ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Securitized Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                           Year Ended December 31,
                                          June 30, 1999    --------------------------------------------------------------
                                           (Unaudited)      1998(1)        1997         1996         1995         1994
                                          --------------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period          $ 20.26      $    20.10   $    19.70   $    20.25   $    18.61   $    20.24
                                              -------      ----------   ----------   ----------   ----------   ----------
Investment Operations:
  Net investment income*                         0.65            1.31         1.46         1.43         1.32         1.42
  Net realized and unrealized gain
    (loss) on investments                       (0.79)           0.18         0.37        (0.57)        1.66        (1.86)
                                              -------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                (0.14)           1.49         1.83         0.86         2.98        (0.44)
                                              -------      ----------   ----------   ----------   ----------   ----------
Less Distributions to Shareholders:
  From net investment income                    (0.50)          (1.31)       (1.43)       (1.41)       (1.34)       (1.19)
  In excess of net investment income               --           (0.02)          --           --           --           --
                                              -------      ----------   ----------   ----------   ----------   ----------
Total distributions to shareholders             (0.50)          (1.33)       (1.43)       (1.41)       (1.34)       (1.19)
                                              -------      ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                $ 19.62      $    20.26   $    20.10   $    19.70   $    20.25   $    18.61
                                              =======      ==========   ==========   ==========   ==========   ==========
Total Return                                    (0.69)%          7.53%        9.50%        4.41%       16.32%       (2.16)%
Ratios/supplemental Data:
  Expenses (to average daily net
    assets)*                                     0.45%+          0.45%        0.45%        0.45%        0.45%        0.45%
  Net Investment Income (to average
    daily net assets)*                           6.54%+          6.39%        6.47%        6.99%        6.78%        6.79%
  Portfolio Turnover                               87%            123%         100%         212%         225%         138%
  Net Assets, End of Period (000's
    omitted)                                  $42,148      $   40,051   $   40,125   $   50,617   $   55,201   $   53,779

----------
* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share               $  0.63      $     1.29   $     1.43   $     1.40   $     1.22   $     1.41
Ratios (to average daily net assets):
  Expenses                                       0.60%+          0.56%        0.57%        0.51%        0.51%        0.49%
  Net investment income                          6.39%+          6.28%        6.35%        6.93%        6.72%        6.76%

(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    Par         Value
Security                                        Rate           Maturity            Value      (Note 1A)
---------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 98.6%

Asset Backed -- 9.7%

ARG Funding 1999-1A A3                           6.020%       05/20/2005         $  400,000  $    387,531
Advanta Home Equity Trust 1997-2 M1              7.550%       06/25/2027            400,000       404,500
CIT Holdings 98-1 M2 Non-ERISA+                  6.720%       09/15/2027            400,000       388,250
CIT Marine Trust 1999-A4                         6.250%       11/15/2019            400,000       390,000
Ford Credit Auto Owner Trust                     6.650%       10/15/2003            400,000       397,562
Greentree Home Equity 1997-D M2 Non-ERISA        7.450%       09/15/2028            500,000       482,050
Newcourt Rec Asset Lease 98-2D                   7.210%       09/15/2007            400,000       399,500
Residential Fund Mortgage Sec Inc.               6.320%       04/25/2030            425,000       408,000
Vanderbilt Mtg Fin 98-C 1M1+                     6.900%       10/07/2028            375,000       357,187
World Omni Auto Lease 1997-A B Non-ERISA 144A    7.300%       06/25/2003            495,048       499,652
                                                                                             ------------
Total Asset Backed (Cost $4,200,439)                                                            4,114,232
                                                                                             ------------
Collateralized Mortgage Obligations -- 3.2%

Bear Stearns Mtg 1998-2 B                        6.750%       04/30/2030            380,550       361,641
FNMA P/O Trust 108                               0.000%       03/01/2020            597,191       485,462
GE Capital 1996-17 2A5 ERISA                     7.250%       12/25/2011            442,967       443,798
Sears Credit Account 1987-B CL1                  8.000%       05/25/2017             44,697        43,356
                                                                                             ------------
Total Collateralized Mortgage Obligations (Cost
  $1,357,599)                                                                                   1,334,257
                                                                                             ------------
Non-Agency -- 25.0%

Pass Thru Securities -- 25.0%

Chase 1997-1 E Non ERISA                         7.370%       12/19/2007            500,000       471,250
Chase Commercial Mortgage Sec 6.6 1997-2D
  Non-ERISA                                      6.600%       12/25/2007            425,000       397,906
DLJ Commercial Mortgage Corp.                    6.080%       08/10/2008            419,382       406,146
FDIC REMIC Trust 1994-C1 2C Non-ERISA+           8.450%       09/25/2025            800,000       806,000
FDIC REMIC Trust 1994-C1 2D Non-ERISA+           8.700%       09/25/2025            500,000       501,875
First Union/Lehman 1997 C1-D Non-ERISA+          7.500%       10/18/2008            400,000       395,484
GMAC #15 Put 9/01/00                             7.450%       05/01/2021          1,003,607     1,003,607
GMAC Mortgage Corp. 1997-C1 E Non-ERISA          7.085%       11/15/2010            400,000       384,828
Lehman Brothers Commercial Conduit Mortgage
  Trust 1995-C2 Non-ERISA(a)+                    7.110%       05/25/2005            575,000       568,329
Merrill Lynch Mortgage Investments 1996-C2 E
  Non-ERISA+                                     6.960%       11/21/2028            700,000       611,170
Midland 96 C2 A2 Seq 7.233+                      7.233%       01/25/2029            200,000       202,750
Morgan Stanley Capital 1997-WF1 E                7.490%       05/15/2009            475,000       450,285
Morgan Stanley Capital I                         6.250%       07/15/2007            400,673       395,414
Mortgage Capital Funding 1996 MC1A-C
  Non-ERISA                                      7.800%       04/15/2006            497,000       511,289
Mortgage Capital Funding 1997-MC2 D
  Non-ERISA+                                     7.117%       11/20/2007            800,000       768,000
Resolution Trust Corp. 1991-6 C-1                9.000%       09/25/2028            271,423       269,811
Resolution Trust Corp. 1994-C2 D Al 1
  Non-ERISA                                      8.000%       04/25/2025            682,721       685,707
Resolution Trust Corp. 1995-C1 D                 6.900%       02/25/2027            546,000       529,791
Resolution Trust Corp. P-T Ser. 1992-5 Sr. A6    9.239%       05/25/2026            456,494       454,069
Structured Asset Security Corp. 1994-C1 D
  Non-ERISA+                                     6.870%       08/25/2026            510,622       508,886

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Securitized Fund

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    Par         Value
Security                                        Rate           Maturity            Value      (Note 1A)
---------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)

Structured Asset Security Corp. 1996-CFL C
  Non-ERISA+                                    6.525%        02/25/2028         $  200,000  $    198,430
                                                                                             ------------
Total Non-Agency (Cost $10,657,834)                                                            10,521,027
                                                                                             ------------
U.S. Government Agency -- 46.0%

Pass Thru Securities -- 46.0%

FHLMC+                                          5.750%        07/15/2003            175,000       172,785
FMAC Loan Rec Trust 98-C Class A2               6.660%        01/15/2012            425,000       406,938
FNMA+                                           5.125%        02/13/2004          1,600,000     1,534,000
FNMA                                            5.625%        05/14/2004            900,000       872,154
FNMA+                                           6.000%  01/01/2029 - 06/01/2029   2,850,324     2,678,627
FNMA                                            6.400%        05/14/2009            800,000       775,128
FNMA#                                           6.500%  05/01/2014 - 07/01/2029   3,817,215     3,696,137
GNMA                                            6.500%        04/15/2029            429,249       412,749
GNMA                                            7.000%  11/15/2022 - 06/15/2029   5,407,892     5,336,002
GNMA#                                           8.000%  01/15/2026 - 07/15/2029   1,693,595     1,741,744
GNMA                                            9.000%  09/15/2016 - 12/15/2017   1,467,217     1,567,545
GNSF                                            8.000%        06/15/2026            193,062       198,551
                                                                                             ------------
Total U.S. Government Agency
  (Cost $19,728,198)                                                                           19,392,360
                                                                                             ------------
U.S. Treasury Obligations -- 14.7%

Treasury Bonds -- 10.4%

U.S. Treasury Bond+                             7.625%        02/15/2025            925,000     1,091,065
U.S. Treasury Bond+                             8.125%        05/15/2021          1,950,000     2,374,730
U.S. Treasury Bond+                            11.250%        02/15/2015            625,000       935,544
                                                                                             ------------
                                                                                                4,401,339
                                                                                             ------------
Treasury Notes -- 4.3%

U.S. Treasury Note+                             4.625%        11/30/2000            900,000       890,298
U.S. Treasury Note+                             5.250%        05/31/2001            500,000       497,655
U.S. Treasury Note+                             5.875%        11/15/1999             25,000        25,074
U.S. Treasury Note+                             6.250%        10/31/2001            200,000       202,844
U.S. Treasury Note+                             6.375%        05/15/2000            200,000       201,812
                                                                                             ------------
                                                                                                1,817,683
                                                                                             ------------
Total U.S. Treasury Obligations
  (Cost $6,317,523)                                                                             6,219,022
                                                                                             ------------
TOTAL BONDS AND NOTES (COST $42,261,593)                                                       41,580,898
                                                                                             ------------

                                                                                    Contract
                                                                                      Size
                                                                                   ----------
PURCHASED OPTIONS -- 0.2%

UST 4.75% Call, Strike Price 95.00, 9/3/99                                            9,000         2,502
UST 4.75% Call, Strike Price 96.6093, 10/18/99                                        1,500           407
UST 5.25% Put, Strike Price 90.1562, 12/1/99                                          4,000        12,660
UST 5.25% Put, Strike Price 90.5781, 12/1/99                                          4,000        14,297
UST 5.25% Put, Strike Price 90.6562, 12/1/99                                          4,000        13,844
UST 5.5% Call, Strike Price 100.1093, 11/8/99                                         9,000         5,796
UST 5.5% Call, Strike Price 100.4062, 8/9/99                                          4,800         1,680

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Securitized Fund

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Shares/
                                                                                  Contract      Value
Security                                                                            Size      (Note 1A)
---------------------------------------------------------------------------------------------------------
UST 5.5% Call, Strike Price 96.5781, 9/22/99                                          7,402  $      9,195
UST 5.5% Call, Strike Price 96.7265, 9/22/99                                          3,330         3,902
UST 5.5% Call, Strike Price 97.1875, 9/2/99                                           1,600         1,774
UST 5.5% Call, Strike Price 98.1328, 9/2/99                                           5,906         5,174
                                                                                             ------------
TOTAL PURCHASED OPTIONS (COST $100,896)                                                            71,231
                                                                                             ------------
WARRANTS -- 0.0%

Financial -- 0.0%

Equity Office Properties Warrants                                                     2,500           125
                                                                                             ------------
TOTAL WARRANTS (COST $2,000)                                                                          125
                                                                                             ------------
SHORT-TERM INVESTMENTS -- 5.0%

Repurchase Agreements -- 5.0%

Prudential-Bache Repurchase Agreement, dated 6/30/99, due 7/1/99, with a maturity value of $2,096,810 and an effective yield of 4.10%, collateralized by a U.S. Treasury Bond with a rate of 11.125%, maturity date of 8/15/03 and
market value of $2,148,480.                                                                     2,096,571
                                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,096,571)                                                  2,096,571
                                                                                             ------------

TOTAL INVESTMENTS -- 103.8% (COST $44,461,060)                                               $ 43,748,825

Other Assets, Less Liabilities -- (3.8%)                                                       (1,600,440)
                                                                                             ------------

NET ASSETS -- 100.0%                                                                         $ 42,148,385
                                                                                             ============

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FDIC - Federal Depository Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FMAC - Federal Mortgage Acceptance Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GNSF - Government National Mortgage Association
P/O - Principal Only
REMIC - Real Estate Mortgage Conduit
UST - United States Treasury
+ Denotes all or part of security pledged as a margin deposit (Note 6) or collateral for delayed delivery transactions (Note 7).
(a)   Variable Rate Security; rate indicated is as of 6/30/99.
#     All or a portion of these securities are delayed delivery contracts (Note
      7).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Securitized Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreements, underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $803,341 and $234,501 which expire on December 31, 2002 and December 31, 2004, respectively.

      E. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, futures and options transactions and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, distributions in excess of net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.25% of the Funds average daily net assets up to the first $500,000,000 and 0.20% of assets in excess of this amount. SA&W voluntarily agreed to limit the Fund's total operating expenses to 0.45% of the Fund's average daily net assets for the six months ended June 30, 1999. Pursuant to this agreement, SA&W voluntarily waived $31,680 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

                                                         Purchases      Sales
                                                        -----------  -----------
      U.S. Government Securities                        $37,230,335  $32,996,125
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $ 2,458,706  $ 3,284,278
                                                        ===========  ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended
                                                          June 30, 1999        Year Ended
                                                           (Unaudited)      December 31, 1998
                                                         ----------------   -----------------
Shares sold                                                   160,699              3,904
Shares issued to shareholders in payment of
  distributions declared                                       10,353             15,319
Shares redeemed                                                   (14)           (38,245)
                                                              -------            -------
Net increase/decrease                                         171,038            (19,022)
                                                              =======            =======

      At June 30, 1999, the Fund had one shareholder of record owning approximately 70% of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                          $44,461,060
                                                              ===========
      Gross unrealized appreciation                               225,590
      Gross unrealized depreciation                              (937,825)
                                                              -----------
      Net unrealized depreciation                             $  (712,235)
                                                              ===========

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contracts exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of written option transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------
                                                 Number of Contracts   Premiums
                                                 -------------------   --------
      Outstanding, beginning of period                     5           $ 39,828
      Options written                                      7             94,007
      Options expired                                     (2)           (22,250)
      Options closed                                      (3)           (17,578)
                                                          ---          --------
      Outstanding, end of period                           7           $ 94,007
                                                          ===          ========

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Call Option Transactions
      --------------------------------------------------------------------------
                                                 Number of Contract    Premiums
                                                 -------------------   --------
      Outstanding, beginning of period                     6           $ 46,250
      Options written                                     13             73,300
      Options exercised                                   (1)           (14,875)
      Options expired                                     (5)           (36,558)
      Options closed                                      (4)           (23,879)
                                                          ---          --------
      Outstanding, end of period                           9           $ 44,238
                                                          ===          ========

      Forward currency exchange contracts

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1999, there were no open forward foreign currency contracts.

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1999, the Fund held the following futures contracts:

                                                           Expiration   Underlying Face    Unrealized
Contract                                        Position      Date      Amount at Value     Gain/loss
------------------------------------------------------------------------------------------------------
U.S. Bond (CBT) (4 Contracts)                     Long       9/30/99       $  463,625        $  2,429
U.S. 5 Yr. Note (18 Contracts)                    Long       9/30/99        1,962,000          (1,586)
U.S. 2 Yr. Note (19 Contracts)                    Long       9/30/99        3,950,813           5,155
U.S. 10 Yr. Note (30 Contracts)                  Short       9/30/99        3,335,625         (26,955)
                                                                                             ---------
                                                                                             $(20,957)
                                                                                             ========

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1999, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(7)   Delayed Delivery Transactions:

      The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1999, the Fund entered into the following delayed delivery transactions:

      Type           Security           Settlement Date           Payable Amount
      --------------------------------------------------------------------------
      Buy              FNMA                 7/16/99                 $  479,883
      Buy              FNMA                 7/16/99                  1,151,438
      Buy              GNMA                 7/29/99                  1,131,109
                                                                    ----------
                                                                    $2,762,430
                                                                    ==========

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